Pensions and Post-Employment Benefits - Summary of Actuarial (Gains) Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Actuarial (gains) losses due to experience	$ (1,110)	$ 121	$ (511)
Actuarial (gains) losses due to demographic assumptions	(1,104)	(46)	(231)
Actuarial (gains) losses due financial assumptions	(1,190)	(78)	4,761
Total	$ (3,404)	$ (3)	$ 4,019